List of Subsidiaries - Summary of Investments In Subsidiaries (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Atotech Deutschland GmbH [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	94.00%	94.00%
OOO AtotechChemeta Russia [Member] | Unconsolidated subsidiaries controlled by subsidiaries of investment entity [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	5.00%
OOO AtotechChemeta Russia [Member] | Unconsolidated subsidiaries that investment entity controls directly [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	95.00%	95.00%
Atotech Philippines Chemicals Inc [Member] | Unconsolidated subsidiaries that investment entity controls directly [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.00%	99.00%
PT. Atotech Indonesia Chemicals [Member] | Unconsolidated subsidiaries that investment entity controls directly [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.00%	99.00%
Atotech B.V. [Member] | Atotech Deutschland GmbH [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	6.00%
Atotech B.V. [Member] | Atotech Philippines Chemicals Inc [Member] | Unconsolidated subsidiaries that investment entity controls directly [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	1.00%
Atotech B.V. [Member] | PT. Atotech Indonesia Chemicals [Member] | Unconsolidated subsidiaries that investment entity controls directly [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	1.00%